Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	LDR Real Estate Value-Opportunity Fund
Class Name	Institutional Class Shares
Trading Symbol	HLRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LDR Real Estate Value-Opportunity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at ldrfunds.com. You can also contact us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	ldrfunds.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$294	6.13%¹
[1]	Annualized.

Expenses Paid, Amount	$ 294
Expense Ratio, Percent	6.13%	[1]
Net Assets	$ 12,235,909
Holdings Count | Holdings	23
Advisory Fees Paid, Amount	$ 61,030
Investment Company, Portfolio Turnover	32.53%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Fund Net Assets	$12,235,909
Number of Holdings	23
Total Advisory Fee Paid	$61,030
Portfolio Turnover Rate	32.53%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Starwood Property Trust, Inc.	6.28%
Elme Communities	6.20%
Vertiv Holdings Co.	5.91%
Kite Realty Group Trust	5.77%
Equinix, Inc.	5.68%
CTO Realty Growth, Inc.	5.62%
UMH Properties, Inc.	5.45%
Healthpeak Properties, Inc.	5.38%
Vici Properties, Inc.	5.28%
Digital Realty Trust, Inc.	5.26%

LDR Real Estate Value-Opportunity Fund, Platform Class Shares
Shareholder Report [Line Items]
Fund Name	LDR Real Estate Value-Opportunity Fund
Class Name	Platform Class Shares
Trading Symbol	HLPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LDR Real Estate Value-Opportunity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at ldrfunds.com. You can also contact us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	ldrfunds.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Platform Class	$314	6.55%¹
[1]	Annualized.

Expenses Paid, Amount	$ 314
Expense Ratio, Percent	6.55%	[2]
Net Assets	$ 12,235,909
Holdings Count | Holdings	23
Advisory Fees Paid, Amount	$ 61,030
Investment Company, Portfolio Turnover	32.53%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Fund Net Assets	$12,235,909
Number of Holdings	23
Total Advisory Fee Paid	$61,030
Portfolio Turnover Rate	32.53%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Starwood Property Trust, Inc.	6.28%
Elme Communities	6.20%
Vertiv Holdings Co.	5.91%
Kite Realty Group Trust	5.77%
Equinix, Inc.	5.68%
CTO Realty Growth, Inc.	5.62%
UMH Properties, Inc.	5.45%
Healthpeak Properties, Inc.	5.38%
Vici Properties, Inc.	5.28%
Digital Realty Trust, Inc.	5.26%

[1]	Annualized.
[2]	Annualized.